Equity Focus ETF Expense Example - Equity Focus ETF - ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	$ 679